                               ING INVESTORS TRUST

                  ING MFS TOTAL RETURN PORTFOLIO ("PORTFOLIO")

                        Supplement Dated November 4, 2005
        to the Institutional Class Prospectus, Service Class Prospectus,
          Service 2 Class Prospectus, and the Adviser Class Prospectus
                            each dated April 29, 2005

     Effective November 4, 2005, Richard O. Hawkins will replace William J. Adams as a member of the portfolio management team. All references to Mr. Adams are hereby deleted. The section entitled "More on the Portfolio Manager" on pages 32 and 33 of the Adviser Class Prospectus, pages 53 and 54 of the Institutional Class Prospectus, page 48 of the Service Class Prospectus, and pages 48 and 49 of the Service 2 Class Prospectus is amended to add the following:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
Richard O. Hawkins, CFA       Mr. Hawkins, Senior Vice President and portfolio
                              manager has been employed in the MFS investment
                              management area since 1988 and has been a
                              portfolio manager of the Portfolio since October
                              2005.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST

                  ING MFS TOTAL RETURN PORTFOLIO ("PORTFOLIO")

                        Supplement Dated November 4, 2005
         to the Institutional Class, Service Class, and Service 2 Class
                   Statement of Additional Information ("SAI")
                              and Adviser Class SAI
                            each dated April 29, 2005

     Effective November 4, 2005, Richard O. Hawkins will replace William J. Adams as a member of the portfolio management team. The "Other Managed Accounts" and "Portfolio Manager Ownership of Securities" information listed for ING MFS Total Return Portfolio under the section entitled "Other Information About Portfolio Managers" on pages 172 and 173 of the Institutional Class, Service Class, and Service 2 Class SAI and pages 151 and 152 of the Adviser Class SAI are hereby deleted in their entirety and replaced with the following:

     OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager:

                        REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                        COMPANIES                       VEHICLES                               OTHER ACCOUNTS
                        ------------------------------  ------------------------------  -----------------------------
        PORTFOLIO         NUMBER OF                      NUMBER OF                       NUMBER OF
         MANAGER          ACCOUNTS      TOTAL ASSETS*    ACCOUNTS       TOTAL ASSETS     ACCOUNTS      TOTAL ASSETS
   -------------------  ------------  ----------------  -----------   ----------------  -----------  ----------------
   Brooks Taylor(1)               18  $ 21,062,070,310            0   $              0           0   $              0

   Kenneth J.                     18  $ 26,167,794,067            0   $              0           0   $              0
   Enright(1)

   Steven R. Gorham(1)            23  $ 30,440,856,098            3   $    668,040,520          25   $  3,678,416,023

   Michael W.                     11  $  22,780510,984            2   $     27,226,392           0   $              0
   Roberge(1)

   William P.                      6  $ 18,863,784,027            0   $              0           0   $              0
   Douglas(1)

   Alan T. Langsner(1)            18  $ 26,167,794,067            0   $              0           0   $              0

   Richard O.                     11  $ 24,614,512,091            0   $              0           0   $              0
   Hawkins, CFA(2)

     (1)As of December 31, 2004
     (2)As of September 30, 2005

     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                               DOLLAR RANGE OF
     PORTFOLIO MANAGER                  PORTFOLIO SHARES OWNED
     -----------------                  ----------------------
     Brooks Taylor(1)                   None

     Kenneth J. Enright(1)              None

     Steven R. Gorham(1)                None

     Michael W. Roberge(1)              None

     William P. Douglas(1)              None

     Alan T. Langsner(1)                None

     Richard O. Hawkins, CFA(2)         None

----------
     (1)As of December 31, 2004
     (2)As of September 30, 2005


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE